REGULATORY FRAMEWORK (Details 8)	12 Months Ended
Dec. 31, 2022
Minimum Remuneration To Thermal Power Generator [Member]
IfrsStatementLineItems [Line Items]
[custom:Remuneration1]	Generated energy
SE No. 31/20 ($ / MW-month)	210
SE No. 440/21 ($ / MW-month)	271
SE No. 238/22 (AR$ / MW-month)	388
SE No. 826/22 (AR$ / MW-month)	512
Minimum Remuneration To Thermal Power Generator 1 [Member]
IfrsStatementLineItems [Line Items]
[custom:Remuneration1]	Operated energy
SE No. 31/20 ($ / MW-month)	84
SE No. 440/21 ($ / MW-month)	108
SE No. 238/22 (AR$ / MW-month)	154
SE No. 826/22 (AR$ / MW-month)	204